Employees and Personnel Costs - Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Employees and Personnel Costs
Average number of employees	181	42	86	41	56	47
Parent Company
Employees and Personnel Costs
Average number of employees	58		45		29
Percentage of male employees		38.00%		33.00%		40.00%
Parent Company | Sweden
Employees and Personnel Costs
Average number of employees	58		45		29
Percentage of male employees		38.00%		33.00%		40.00%
Subsidiaries
Employees and Personnel Costs
Average number of employees	123		41		27
Percentage of male employees		44.00%		51.00%		55.00%
Subsidiaries | France
Employees and Personnel Costs
Average number of employees	3		2		3
Percentage of male employees				0.00%		26.00%
Subsidiaries | Switzerland
Employees and Personnel Costs
Average number of employees	8		6		6
Percentage of male employees		38.00%		53.00%		47.00%
Subsidiaries | United States
Employees and Personnel Costs
Average number of employees	112		33		18
Percentage of male employees		46.00%		52.00%		62.00%